CONSOLIDATED STATEMENTS OF INCOME - DOLLAR THRIFTY (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.
Interest income	$ 2,000	$ 500	$ 3,800	$ 1,600	$ 4,902	$ 5,551	$ 12,315	$ 370	$ 306	$ 1,334	$ 1,053	$ 1,467	$ 1,584	$ 6,218